Segment information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 305,338	$ 270,283	$ 229,833
Less: equity investee revenue	(361,770)	(319,405)	(317,297)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	667,108	589,688	547,130
Operating Segments | Transportation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	305,338	270,283	229,833
Operating Segments | CWI
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	361,770	319,405	317,297
CNG Compressor Business and Industrial Business Segment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenue	$ 0	$ 8,837	$ 46,268